FUTURE POLICY BENEFITS - Limited Payment Traditional Life Permanent Contracts (Details) - Deferred Profit Liability - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability for Future Policy Benefit, Activity [Line Items]
Balance at current discount rate, beginning of year	$ 158	$ 57	$ 41
Effect of changes in locked-in discount rate				$ 0
Transition impacts			80
Effect of changes in cash flow assumptions				0
Beginning balance at original discount rate			137
Effect of actual variances from expected experience		(4)	(6)	0
Adjusted beginning of period balance		154	131	41
Issuances	51	26	17
Profits deferred	20
Interest accrual	5	2	1
Amortization	(6)	(2)	3
Effect of foreign exchange	(13)	1	1
Balance, end of year	211	158	57
Direct insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance at current discount rate, beginning of year	0
Effect of actual variances from expected experience		4
Adjusted beginning of period balance		4
Issuances	0
Profits deferred	20
Interest accrual	0
Amortization	0
Effect of foreign exchange
Balance, end of year	24	0
Pension risk transfer
Liability for Future Policy Benefit, Activity [Line Items]
Balance at current discount rate, beginning of year	158	57	41
Effect of changes in locked-in discount rate				0
Transition impacts			80
Effect of changes in cash flow assumptions				0
Beginning balance at original discount rate			137
Effect of actual variances from expected experience		(8)	(6)	0
Adjusted beginning of period balance		150	131	$ 41
Issuances	51	26	17
Profits deferred	0
Interest accrual	5	2	1
Amortization	(6)	(2)	3
Effect of foreign exchange	(13)	1	1
Balance, end of year	$ 187	$ 158	$ 57